Inventories, Net (Details) - Schedule of inventories - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of inventories [Abstract]
Raw materials	$ 239,983	$ 551,913
Finished goods	792,492	660,431
Inventories, gross	1,032,475	1,212,344
Less: Inventory allowance	(144,272)
Inventories, net	$ 888,203	$ 1,212,344